Fair Value of Assets and Liabilities Measured on Non-Recurring Basis (Detail) (Nonrecurring, USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans at fair value	$ 5,413	$ 7,008	$ 11,587
Other real estate owned fair value	3,914	4,722
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans at fair value
Other real estate owned fair value
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans at fair value
Other real estate owned fair value
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans at fair value	5,413	7,008	11,587
Other real estate owned fair value	$ 3,914	$ 4,722